Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

24. Related party transactions

Related parties include members of the Board of Directors and the Executive Management of the Group. The following transactions were carried out with related parties:

Key management compensation	2020	2019	2018
Salaries, other short‑term employee benefits and post-employment benefits	1,314,723	1,156,427	522,163
Consulting fees	317,425	364,535	577,078
Share‑based compensation	975,579	1,434,190	2,019,430
	2,607,727	2,955,152	3,118,671

Salaries, other short-term employee benefits and post-employment benefits relate to members of the Board of Directors and Executive Management who are employed by the Group. Consulting fees primarily relate to Roger Mills, a member of the Executive Management who delivers his services to the Group under a consulting contract.  The Group has a net payable to the Board of Directors and Executive Management of CHF 145,443 at December 31, 2020 (December 31, 2019: CHF 176,089).